Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Schedule of Investments [Line Items]
Total Cost	¥ 390,923		¥ 442,754
Total Gross unrealized gains	268,282		60,597
Total Gross unrealized losses	2,344		13,433
Total Fair value	656,861		489,918
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	268,551		133,440
Available-for-sale, Gross unrealized gains	266,993		59,965
Available-for-sale, Gross unrealized losses	1,863		12,638
Available-for-sale, Fair value	533,681		180,767
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	47,721		44,757
Available-for-sale, Gross unrealized gains	1,256		621
Available-for-sale, Gross unrealized losses	481		793
Available-for-sale, Fair value	48,496		44,585
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost	69,989	[1]	259,953	[2]
Held-to-maturity, Gross unrealized gains		[1]		[2]
Held-to-maturity, Gross unrealized losses		[1]		[2]
Held-to-maturity, Fair value	69,989	[1]	259,953	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost	4,662		4,604
Held-to-maturity, Gross unrealized gains	33		11
Held-to-maturity, Gross unrealized losses			2
Held-to-maturity, Fair value	¥ 4,695		¥ 4,613

[1]	Commercial paper are considered "Cash and cash equivalents" totaling ¥69,989 million.
[2]	Commercial paper are considered "Cash and cash equivalents" totaling ¥199,979 million and "Short-term investments" totaling ¥59,974 million.